   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 1999


                                                 SECURITIES ACT FILE NO. 2-74584
                                        INVESTMENT COMPANY ACT FILE NO. 811-3310
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 20                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 22                             [X]
                        (Check appropriate box or boxes)

                            ------------------------

                                 MERRILL LYNCH
                         RETIREMENT RESERVES MONEY FUND
                    OF MERRILL LYNCH RETIREMENT SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800


                                 TERRY K. GLENN
                     MERRILL LYNCH RETIREMENT SERIES TRUST

                             800 SCUDDERS MILL ROAD
                             PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:


Counsel for the Fund:                                     Michael J. Hennewinkel, Esq.
BROWN & WOOD LLP                                          MERRILL LYNCH ASSET MANAGEMENT
One World Trade Center                                    P.O. Box 9011
New York, New York 10048-0557                             Princeton, New Jersey
Attention: Frank P. Bruno, Esq.                           08543-9011


                            ------------------------

   It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

       [X] on March 1, 1999 pursuant to paragraph (b)

       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

 TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE
                                $.10 PER SHARE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Prospectus

                                                            [MERRILL LYNCH LOGO]

                              Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

                                                                March 1, 1999


                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                             PAGE


[KEY FACTS ICON]
KEY FACTS
-----------------------------------------------------------------
The Merrill Lynch Retirement Reserves Money Fund at a           3
Glance......................................................
Risk/Return Bar Chart.......................................    4
Fees and Expenses...........................................    5


[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
-----------------------------------------------------------------
How the Fund Invests........................................    7
Investment Risks............................................    8


[YOUR ACCOUNT ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
How to Buy, Sell and Transfer Shares........................   11
How Shares Are Priced.......................................   14
Dividends and Taxes.........................................   14


[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
-----------------------------------------------------------------
Merrill Lynch Asset Management..............................   15
Financial Highlights........................................   16


[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

Key Facts [KEY FACTS ICON]

IN AN EFFORT TO HELP YOU BETTER UNDERSTAND THE MANY CONCEPTS INVOLVED IN MAKING AN INVESTMENT DECISION, WE HAVE DEFINED THE HIGHLIGHTED TERMS IN THIS PROSPECTUS IN THE SIDEBAR.

SHORT TERM SECURITIES -- securities with maturities of not more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities.

DIRECT U.S. GOVERNMENT OBLIGATIONS -- obligations that are issued or have their principal and interest guaranteed and backed by the full faith and credit of the United States.


THE MERRILL LYNCH RETIREMENT RESERVES MONEY FUND
AT A GLANCE
--------------------------------------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?


The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund tries to achieve its goals by investing in a diversified portfolio of SHORT TERM SECURITIES. These securities consist primarily of DIRECT U.S. GOVERNMENT OBLIGATIONS, U.S. Government agency securities, obligations of domestic and foreign banks, U.S. dollar denominated commercial paper and other short term debt securities issued by U.S. and foreign entities and repurchase agreements. Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its goals.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the Fund may lose money if the other party to a repurchase agreement defaults on its obligation. Foreign investing involves special risks including higher costs and the possibility of adverse political, economic and other developments. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WHO SHOULD INVEST?


Shares of the Fund are offered to participants in certain retirement plans for which Merrill Lynch acts as custodian ("Plans") and to participants in certain independent pension, profit sharing, annuity and other qualified plans.


The Fund may be an appropriate investment for you if you:

       - Are looking for current income and liquidity.

       - Are looking for preservation of capital.

       - Are investing with short term goals in mind, such as for cash reserves.


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                 3

[KEY FACTS ICON] Key Facts

YIELD -- the income generated by an investment in the Fund.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class I shares for the past ten calendar years. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. No information is provided regarding Class II shares since the Fund began offering Class II shares on October 2, 1998.


1989     1990    1991    1992    1993    1994    1995    1996    1997    1998
8.98%    8.02%   6.09%   3.47%   2.85%   3.86%   5.66%   5.13%   5.31%   5.26%


During the ten year period shown in the bar chart, the highest return for a quarter was 2.13% (quarter ended March 31, 1989) and the lowest return for a quarter was 0.69% (quarter ended December 31, 1993).



AVERAGE ANNUAL TOTAL
 RETURNS (AS OF THE
CALENDAR YEAR ENDED             PAST         PAST          PAST
 DECEMBER 31, 1998)           ONE YEAR    FIVE YEARS    TEN YEARS
------------------------------------------------------------------
Merrill Lynch Retirement
Reserves Money Fund Class I     5.26%        5.05%        5.45%
------------------------------------------------------------------


YIELD INFORMATION
--------------------------------------------------------------------------------

The YIELD on Fund shares normally will fluctuate on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Fund's yield is affected by changes in interest rates, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time and may not be comparable to the yield on shares of other money market funds. To obtain the Fund's current 7-day yield, call 1-800-221-7210.


 4                                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

UNDERSTANDING
EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER:

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.

MANAGEMENT FEE -- a fee paid to the Manager for managing the Fund.

DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

FEES AND EXPENSES
--------------------------------------------------------------------------------

The Fund offers two classes of shares to participants in Plans and certain independent pension, profit sharing, annuity and other qualified plans. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)                                    Class I         Class II
---------------------------------------------------------------------------------------
  Management Fees(a)                                           0.36%            0.36%
---------------------------------------------------------------------------------------
  Distribution (12b-1) Fees(b)                                  None            0.20%
---------------------------------------------------------------------------------------
  OTHER EXPENSES (INCLUDING TRANSFER AGENCY FEES)(c)           0.19%            0.16%
---------------------------------------------------------------------------------------
 TOTAL ANNUAL FUND OPERATING EXPENSES                          0.55%            0.72%
---------------------------------------------------------------------------------------

(a) The Fund pays the Manager a fee at the annual rate of 0.50% of the average daily net assets of the Fund not exceeding $1 billion; 0.45% of the average daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the average daily net assets exceeding $2 billion but not exceeding $3 billion; 0.375% of average daily net assets exceeding $3 billion but not exceeding $4 billion; 0.35% of average daily net assets exceeding $4 billion but not exceeding $7 billion; 0.325% of average daily net assets exceeding $7 billion but not exceeding $10 billion; and 0.30% of average daily net assets exceeding $10 billion. For the fiscal year ended October 31, 1998, the Manager received a fee equal to 0.36% of the Fund's average daily net assets.

(b) The Fund is authorized to pay Merrill Lynch distribution fees of 0.20% each year under a distribution plan with respect to Class II shares that the Fund has adopted under rule 12b-1. The Fund commenced offering Class II shares on October 2, 1998. For the fiscal year ended October 31, 1998, $2,493 was paid to Merrill Lynch pursuant to the distribution plan.

(c) The Fund pays the Transfer Agent $6.50 per shareholder account for the first one million accounts and $6.00 per shareholder account for each account thereafter and reimburses the Transfer Agent's out of pocket expenses. The Fund also pays a $.20 monthly closed account charge, which is assessed on all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the fiscal year ended October 31, 1998, the Fund paid the Transfer Agent fees totaling $16,158,479. The Manager provides accounting services to the Fund at its cost. For the fiscal year ended October 31, 1998, the Fund reimbursed the Manager $499,482 for these services.


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                   5

[KEY FACTS ICON] Key Facts

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------
 CLASS I   $56     $176     $307     $689
---------------------------------------------
 CLASS II  $74     $230     $401     $895
---------------------------------------------

6                                   MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER

John Ng is a Vice President and the portfolio manager of the Fund. Mr. Ng has been a Director of Merrill Lynch Asset Management since 1997 and was Vice President from 1984 to 1997.

ABOUT THE MANAGER

The Fund is managed by Merrill Lynch Asset Management.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities.

In seeking to achieve the Fund's objective, Fund management varies the kinds of money market securities in the portfolio and the average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the money market obligations the Fund may buy are:

UNITED STATES GOVERNMENT SECURITIES -- Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

UNITED STATES GOVERNMENT AGENCY SECURITIES -- Debt securities issued by U.S. Government sponsored enterprises, Federal agencies and instrumentalities and certain international institutions that are not direct obligations of the United States but involve U.S. government sponsorship or guarantees by U.S. government agencies or enterprises. The U.S. government may not be obligated to provide financial support to the entities.

BANK MONEY INSTRUMENTS -- Obligations of commercial banks, savings banks, savings and loan associations, or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The savings banks and savings and loan associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

COMMERCIAL PAPER AND OTHER SHORT TERM OBLIGATIONS -- Commercial paper (including variable amount master demand notes, funding agreements, and mortgage backed or asset backed securities) with no more than 397 days (13 months) remaining to maturity at the date of purchase.


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                   7

[DETAILS ABOUT THE FUND ICON] Details About the Fund

FOREIGN BANK MONEY INSTRUMENTS -- U.S. dollar denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposits, bankers' acceptances, time deposits, bank notes and deposit notes. Payment on securities of foreign branches and subsidiaries may be a general obligation of the parent bank or may be an obligation only of the issuing branch or subsidiary. The Fund will invest in these securities only if Fund management determines they are of comparable quality to other investments permissible for the Fund. The Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

FOREIGN SHORT TERM DEBT INSTRUMENTS -- U.S. dollar denominated commercial paper and other short term obligations issued by foreign entities. The Fund may purchase these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments.

REPURCHASE AGREEMENTS -- In a repurchase agreement the Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Fund may invest in repurchase agreements involving the money market securities described above or U.S. Government and agency securities with longer maturities.

REVERSE REPURCHASE AGREEMENTS -- In a reverse repurchase agreement the Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may invest in reverse repurchase agreements involving the money market securities described above.


FORWARD COMMITMENTS -- The Fund may buy or sell money market securities on a forward commitment basis. In these transactions, the Fund buys the securities at an established price with payment and delivery taking place in the future. Payment and delivery may occur up to 180 days after purchase. The value of the security on the delivery date may be more or less than its purchase price.


INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

8                                   MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

SELECTION RISK -- Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

INTEREST RATE RISK -- Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates go down and decrease when interest rates go up.

SHARE REDUCTION RISK -- In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.

REPURCHASE AGREEMENT RISK -- If the other party to a repurchase agreement defaults on its obligation, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.

REVERSE REPURCHASE AGREEMENT RISK -- The Fund may lose money if it must buy securities back at a higher price than they are worth.


FOREIGN MARKET RISK -- The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the higher costs of foreign investing, and the possibility of adverse political, economic or other developments.



EUROPEAN ECONOMIC AND MONETARY UNION ("EMU") -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:



       - If the transition to the euro, or EMU as a whole, does not proceed as planned.


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                   9

[DETAILS ABOUT THE FUND ICON] Details About the Fund


       - If a participating country withdraws from EMU.



       - If computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, do not treat the euro as a distinct currency.


STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10                                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

Your Account [YOUR ACCOUNT ICON]

HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------


The chart below summarizes how to buy, sell, and transfer shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                  11

[YOUR ACCOUNT ICON] Your Account

IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
BUY SHARES               First, determine the share class for       Effective October 2, 1998, Class I shares will be offered to:
                         which you are eligible                       - Any Plan with an active custodial retirement account as
                                                                        of September 30, 1998
                                                                      - Any Plan purchasing shares of the Fund through a Merrill
                                                                        Lynch fee-based program
                                                                      - Any pension, profit sharing, annuity or qualified plan
                                                                        other than a Plan
                                                                    Class II shares will be offered to any Plan that did not
                                                                    have an active custodial retirement account as of September
                                                                    30, 1998 and does not otherwise qualify to purchase any
                                                                    Class I shares as described above.
                                                                    Fractional shares of the Fund will not be sold, other than through dividend reinvestments.
                         Next, determine the amount of your         There is no minimum initial investment for Fund shares.
                         investment
                         -------------------------------------------------------------------------------------------------------
                         Have cash balances from your account       If you choose to have your cash balances automatically
                         automatically invested in shares           invested in the Fund, they will be invested as follows:
                                                                      - Cash balances from a sale of securities that does not
                                                                        settle on the day the sale is made will be invested in
                                                                        shares of the Fund on the next business day following
                                                                        the day on which the sale proceeds are received by the
                                                                        Plan account.
                                                                      - Cash balances from (i) a sale of securities that settles on the same day as the sale or (ii) repayments of
                                                                        principal on debt securities held in the Plan account
                                                                        will be invested in shares of the Fund on the next
                                                                        business day following the day on which the money is
                                                                        received by the Plan account.
                                                                      - Cash balances from (i) payment of dividends or interest on securities held in the Plan account or (ii) a contribution to the Plan will be invested in shares of the Fund on the
                                                                        next business day following the day on which the money is
                                                                        received by the Plan account.
                                                                      Cash balances equal to less than $1.00 will not be invested and will earn no return.
                         -------------------------------------------------------------------------------------------------------
                         Or have your Merrill Lynch Financial         Participants in certain plans may request a Merrill Lynch
                         Consultant or securities dealer              Financial Consultant to place a purchase order for their
                         submit your purchase order*                  account.
                                                                      The price of your shares will be the net asset value next
                                                                      calculated after your order becomes effective. Share
                                                                      purchase orders are effective on the date Federal Funds
                                                                      become available to the Fund. Generally, purchase orders
                                                                      placed through Merrill Lynch will be effective on the day
                                                                      following the day the order is placed.
                                                                      The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
--------------------------------------------------------------------------------------------------------------------------------
  * Except for accounts associated with the Merrill Lynch Blueprint(SM) program.


12                                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
ADD TO YOUR              Purchase additional shares                 There is no minimum investment for additional purchases for
INVESTMENT                                                          all accounts.


                         -------------------------------------------------------------------------------------------------------
                         Acquire additional shares through          All dividends are automatically reinvested daily in the form
                         automatic dividend reinvestment            of additional shares at net asset value.


                         -------------------------------------------------------------------------------------------------------
                         Participate in the automatic               You may be able to invest a specific amount on a periodic
                         investment plan                            basis through your account.
--------------------------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO       Transfer to a participating                You may transfer your Fund shares only to another securities
ANOTHER SECURITIES       securities dealer                          dealer that has entered into an agreement with Merrill
DEALER                                                              Lynch. All shareholder services will be available for the
                                                                    transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future
                                                                    trading of these assets must be coordinated by the receiving firm.


                         -------------------------------------------------------------------------------------------------------
                         Transfer to a non-participating            You must either:
                         securities dealer                            - Transfer your shares to an account with the Transfer
                                                                        Agent; or
                                                                      - Sell your shares.
--------------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES         Have your Merrill Lynch Financial          The price of your shares will be the net asset value next
                         Consultant, trustee, sponsor or            calculated after your order is placed. For your redemption
                         securities dealer submit your sales        request to be priced at the net asset value on the day of
                         order                                      your request, you must submit your request to your dealer
                                                                    prior to the determination of net asset value of the Fund
                                                                    (generally 4:00 p.m. Eastern time). Any redemption request placed by a dealer after that time will be priced at the net asset value at the close of business on the next business
                                                                    day. Dealers must submit redemption requests to the Fund not more than thirty minutes after the close of business on the
                                                                    New York Stock Exchange on the day the request was received.
                                                                    Participants in Plans should contact their Merrill Lynch
                                                                    Financial Consultant to effect such redemptions.
                                                                    Participants in Plans in association with Merrill Lynch
                                                                    Blueprint(sm) program should contact Merrill Lynch at the
                                                                    toll free number furnished to them to effect such
                                                                    redemptions. Redemption requests should not be sent to the
                                                                    Fund or to its Transfer Agent. If inadvertently sent to the
                                                                    Fund or the Transfer Agent, redemption requests will be
                                                                    forwarded to Merrill Lynch.
                                                                    The Fund may reject an order to sell shares under certain
                                                                    circumstances.


                         -------------------------------------------------------------------------------------------------------
                         Redemption by check                        You may redeem shares by check in an amount not less than
                                                                    $500.
                                                                    You may request checks from the Transfer Agent. These checks can be made payable to any person, except that they may not be used to buy securities in transactions with Merrill
                                                                    Lynch. The person to whom the check is made payable may cash or deposit it like any check, drawn on any bank. You will
                                                                    continue to earn daily dividends until the check clears. You will be subject to the rules and regulations governing such checking accounts including the right of the Transfer Agent not to honor checks exceeding the value of your account. The
                                                                    Fund or the Transfer Agent may modify or terminate the
                                                                    redemption by check privilege on 30 days' notice.


                         -------------------------------------------------------------------------------------------------------


MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                  13

[YOUR ACCOUNT ICON] Your Account

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
                         Automatic Redemption                       The Fund has instituted an automatic redemption procedure
                                                                    for participants in the Plans who have elected to have cash balances in their accounts automatically invested in shares of the Fund. For these participants, unless directed
                                                                    otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to purchase other securities which the
                                                                    participant has selected for investment in his account.
--------------------------------------------------------------------------------------------------------------------------------

14                                MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

[YOUR ACCOUNT ICON] Your Account

NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.


HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the NET ASSET VALUE (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value each business day (generally, 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Share purchase orders are effective on the date Federal Funds become available to the Fund. You will begin accruing dividends on the day following the date your purchase becomes effective.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS of ordinary income are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly or quarterly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.

DIVIDENDS of capital gains, if any, will be paid to shareholders at least annually. It is expected that income will comprise most of the Fund's distributions.


Because of special tax rules applicable to retirement accounts, you will not be currently taxed on dividends paid by the Fund to your retirement account. In general, you will be taxed only when you receive a distribution from the account. If your shares are held in a Roth IRA, you generally will not be taxed on receipt of distributions from the account. Substantial penalties (for Roth IRAs and other retirement accounts) and ordinary income tax (on the whole distribution, for retirement accounts other than Roth IRA accounts and on the portion representing accumulated earnings on contributions, for Roth IRA accounts) will be imposed if amounts are withdrawn from the retirement account prior to age 59 1/2, unless certain exceptions apply. Provided the proceeds stay in a retirement account, you will not be taxed on redemption or exchange of Fund shares. You should consult your tax advisor about the tax implications of investing in different types of retirement accounts and about the tax impact of making withdrawals from the account.

Different tax consequences apply for investments outside of a retirement account or if a retirement account in which amounts are invested becomes ineligible for the special tax treatment discussed above.



MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                  15

Management of the Fund [MANAGEMENT OF THE FUND ICON]

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------

Merrill Lynch Asset Management, the Fund's Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Manager has the responsibility for making all investment decisions for the Fund. The Fund pays the Manager a fee at the annual rate of 0.50% of the Fund's average daily net assets not exceeding $1 billion; 0.45% of the average daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the average daily net assets exceeding $2 billion but not exceeding $3 billion; 0.375% of the average daily net assets exceeding $3 billion but not exceeding $4 billion; 0.35% of the average daily net assets exceeding $4 billion but not exceeding $7 billion; 0.325% of the average daily net assets exceeding $7 billion but not exceeding $10 billion; and 0.30% of the average daily net assets exceeding $10 billion. For the fiscal year ended October 31, 1998, the Manager received a fee equal to 0.36% of the Fund's average daily net assets.


Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $501 billion in investment company and other portfolio assets under management as of December 1998. This amount includes assets managed for Merrill Lynch affiliates.


A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests, and this could hurt the Fund's investment returns.

16                                 MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.


                                                                         CLASS I
                                          ---------------------------------------------------------------------
                                                             FOR THE YEAR ENDED OCTOBER 31,
                                          ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:       1998           1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $       1.00   $       1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------
Investment income -- net                         .0517          .0512         .0509         .0540         .0345
---------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments -- net                               .0004          .0001        (.0002)        .0015        (.0011)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                 .0521          .0513         .0507         .0555         .0334
---------------------------------------------------------------------------------------------------------------
Less dividends and distributions:
 Investment income -- net                       (.0517)        (.0512)       (.0509)       (.0540)       (.0345)
 Realized gain on investments -- net            (.0001)        (.0001)       (.0001)       (.0002)           --++
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions               (.0518)        (.0513)       (.0510)       (.0542)       (.0345)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $       1.00   $       1.00   $      1.00   $      1.00   $      1.00
---------------------------------------------------------------------------------------------------------------
Total Investment Return                           5.31%          5.35%         5.19%         5.55%         3.47%
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------
Expenses                                           .55%           .54%          .56%          .59%          .59%
---------------------------------------------------------------------------------------------------------------
Investment income and realized gain on
investments -- net                                5.19%          5.13%         5.07%         5.43%         3.44%
---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                 $13,917,721    $10,690,345    $9,340,229    $8,648,907    $7,403,684
---------------------------------------------------------------------------------------------------------------

                                              CLASS II
                                         ------------------
                                           FOR THE PERIOD
                                             OCTOBER 2,
                                               1998+
                                           TO OCTOBER 31,
INCREASE (DECREASE) IN NET ASSET VALUE:         1998
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------
Net asset value, beginning of period          $   1.00
------------------------------------------------------------------------------
Investment income -- net                         .0037
------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
investments -- net                               .0010
------------------------------------------------------------------------------
Total from investment operations                 .0047
------------------------------------------------------------------------------
Less dividends and distributions:
 Investment income -- net                       (.0037)
 Realized gain on investments -- net                --++
------------------------------------------------------------------------------
Total dividends and distributions               (.0037)
------------------------------------------------------------------------------
Net asset value, end of period                $   1.00
------------------------------------------------------------------------------
Total Investment Return                           5.16%*
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------
Expenses                                           .72%*
------------------------------------------------------------------------------
Investment income and realized gain on
investments -- net                                4.69%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                       $56,385
------------------------------------------------------------------------------

 * Annualized.

 + Commencement of Operations.

++ Amount is less than $.0001 per share.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                  17

                  APPLICATION FOR CHECK WRITING PRIVILEGES FOR
                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

If you are either 59 1/2 years or older, permanently disabled or, in the case of Merrill Lynch Roth IRA or Merrill Lynch Tax-Deferred Basic(TM) Retirement Plan, you are eligible for distributions, you may be eligible to write checks of $500 or more against your balance in the Merrill Lynch Retirement Reserves Money Fund.

(The Retirement Reserves check writing privilege is not available to participants in certain employee benefit plans in association with the Merrill Lynch Blueprint(SM) Program or to a participant in a pension, profit-sharing or other qualified plan, with the exception of the Merrill Lynch Tax-Deferred Basic(TM) Retirement Plan.)

To apply for the check writing privilege:

--Read the information on this page to determine if you are eligible.

--If you are eligible, read the terms governing the check writing privilege.

--Complete the Check Request Form on the back of this page.

WHO IS ELIGIBLE FOR CHECK WRITING

You are eligible for the Check writing privilege only if you meet the following three conditions:

(1) You are either (i) age 59 1/2 or older, (ii) permanently disabled or (iii), in the ease of Basic Plans, are eligible for distributions. Distributions from a traditional IRA or SEP before you reach age 59 1/2 are generally subject to an Internal Revenue Service penalty tax equal to 10% of the amount withdrawn unless you are permanently disabled. Distributions from certain Basic Plans before you reach age 59 1/2 may also be subject to penalty taxes.

(2) You choose NOT to have income taxes withheld from amounts distributed from your account through use of the check writing privilege. All distributions from your account are taxable income to you and are subject to Federal Income Tax withholding. However, you may for any reason choose not to have these taxes withheld. You can participate in the check writing program only if you choose not to have taxes withheld, since Merrill Lynch cannot withhold taxes from checks you write. NOTE: You may be responsible, under IRS regulations, for paying estimated taxes based on the amount distributed from your account by check. Be aware also that when your actual taxes for a year are determined, you could incur IRS penalties if your estimated tax payments were not sufficient.

(3) You have a Merrill Lynch Retirement Reserves Money Fund position.

NOTE: IF YOU ARE A PARTICIPANT IN A BASIC PLAN, YOU MUST BE ELIGIBLE UNDER THE
      PLAN TO BEGIN RECEIVING PAYMENTS. CHECK WITH YOUR PLAN ADMINISTRATOR (USUALLY IT IS YOUR EMPLOYER) TO MAKE SURE YOU ARE ELIGIBLE. IF YOU ARE, YOUR PLAN ADMINISTRATOR MUST ALSO SIGN THE CHECK REQUEST FORM.

      TERMS GOVERNING CHECK WRITING

The check writing program does not establish a checking account relationship between you and Merrill Lynch or between you and Financial Data Services, Inc.


Instead, these terms apply to the check writing program:


--Each check must be for at least $500.

--Any check for less than $500 will be returned unpaid.

18                                MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

--There are no charges for checks.

--A transaction advice will confirm any check paid against your account, and distribution by check will be indicated on your account's monthly statement -- there is no separate "checking statement."

--No check may exceed your balance in the Merrill Lynch Retirement Reserves Money Fund.

NOTE: DO NOT USE CHECKS TO CLOSE OUT OR TRANSFER YOUR ACCOUNT, TO CORRECT AN
      OVERCONTRIBUTION (EXCESS CONTRIBUTION) OR TO WITHDRAW AMOUNTS CLASSIFIED AS VOLUNTARY CONTRIBUTIONS TO BASIC PLANS. THIS IS BECAUSE ALL MERRILL LYNCH RETIREMENT RESERVES MONEY FUND CHECK DISTRIBUTIONS WILL BE REPORTED TO THE IRS AS TAXABLE DISTRIBUTIONS. AS A RESULT YOU MAY BE SUBJECT TO ADVERSE TAX CONSEQUENCES. INSTEAD, CONTACT YOUR MERRILL LYNCH FINANCIAL CONSULTANT TO MAKE SUCH TRANSACTIONS.

DISTRIBUTIONS OTHER THAN BY CHECK

If you decide to use the check writing privilege, you may still choose to take distributions from your Retirement Account by contacting your Financial Consultant rather than by writing checks.

NOTE: FOR DISTRIBUTIONS OTHER THAN BY CHECK WRITING YOU WILL NEED TO COMPLETE
      THE APPROPRIATE DISTRIBUTION AND TAX WITHHOLDING FORM WHICH CAN BE OBTAINED FROM YOUR MERRILL LYNCH FINANCIAL CONSULTANT.

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                 19

CHECK REQUEST FORM
When completed return this form to:
                                  Financial Data Services, Inc.
                                  P.O. Box 45290
                                  Jacksonville, Florida 32232-5290

CHECK NAME. Checks are issued only in the name of the owner of the Retirement Account. Please enter your name exactly as it appears on your Merrill Lynch Adoption Agreement:
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Last Name                          First Name                           Initial

Account Number for your Merrill Lynch IRA, Merrill Lynch Roth IRA, Basic or SEP Retirement Account. (If you have more than one account, you must complete a separate form to request checks for each account on which you want to write checks.)

------------------

------------------
Account Number

BIRTHDATE:  ------------------

            ------------------
            Month-Day-Year

SOCIAL SECURITY NUMBER:  --------------------

                         --------------------

ADDRESS:  ---------------------------------------------------------------------

          ---------------------------------------------------------------------
          Street Address

          ---------------------------------------------------------------------

          ---------------------------------------------------------------------
          City                     State                              Zip Code

Check Redemption Privilege (see terms and conditions in the Prospectus): By signing this form, you request and authorize Financial Data Services, Inc. (the "Transfer Agent") to honor checks or automatic clearing house ("ACH") debits you draw on the Merrill Lynch Retirement Reserves Money Fund in your Merrill Lynch Retirement Account (IRA, Basic or SEP) in the amount of $500 or more, subject to acceptance by the Fund. Payment for the checks will be made by redeeming sufficient Fund shares in your account without a signature guarantee.

The Transfer Agent and the Fund reserve all their lawful rights for honoring checks or ACH debits drawn by you and for redeeming Fund shares pursuant to this check redemption privilege. You acknowledge that this privilege does not create a checking account or other bank account relationship between you and the Transfer Agent or the Fund and the relationship between you and the Transfer Agent is that of a shareholder-transfer agent.

Internal Revenue Service Reporting.

Merrill Lynch is required by law to report to the Internal Revenue Service all distributions made during the year from your Retirement Account.

PLEASE NOTE: THE YEAR OF DISTRIBUTION WILL BE DETERMINED BY THE DATE THE CHECK
             IS PROCESSED BY FINANCIAL DATA SERVICES, INC., NOT THE DATE YOU WRITE THE CHECK OR THE DATE THE CHECK IS PRESENTED TO A LOCAL BANK FOR PAYMENT.
             THEREFORE, IF YOU ARE OVER AGE 70 1/2 AND MUST TAKE A DISTRIBUTION BY DECEMBER 31 OF A CALENDAR YEAR, YOU MUST ALLOW SUFFICIENT TIME FOR THE CHECK TO BE PAID BY THE BANK BEFORE YEAR-END. OTHERWISE, YOUR DISTRIBUTION WILL NOT BE REFLECTED AND REPORTED TO THE IRS IN THE YEAR FOR WHICH IT WAS INTENDED.

20                                MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

SIGNATURE

By signing this check request form, you confirm that you are either 59 1/2 years of age or older, permanently disabled or, in the case of Basic Plans, are eligible for distributions, and that you choose not to have income taxes withheld from distributions made under the check writing program.

Your
signature: __________________________________ Date: ___________________________

If you are a Basic Plan participant, your Plan Administrator must also sign to indicate you are eligible to start receiving distributions under the Plan.

Signature of Plan
Administrator: ________________________________________________________________

MERRILL LYNCH RETIREMENT RESERVES MONEY FUND                                 21

                      (This page intentionally left blank)

                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

                      (This page intentionally left blank)

                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

                      (This page intentionally left blank)

                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

                                                  POTENTIAL
                                                  INVESTORS

                                        Open an account (two options).
                           1                                                    2
                    MERRILL LYNCH                                         TRANSFER AGENT
                 FINANCIAL CONSULTANT
                 or SECURITIES DEALER                              FINANCIAL DATA SERVICES, INC.
                                                                          P.O. Box 45290
    Advises shareholders on their Fund investments.              Jacksonville, Florida 32232-5290
                                                                          1-800-221-7210
                                                          Performs recordkeeping and reporting services.

                                                 DISTRIBUTOR

                                       MERRILL LYNCH FUNDS DISTRIBUTOR,
                               A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.
                                                P.O. Box 9081
                                       Princeton, New Jersey 08543-9081

                                    Arranges for the sale of Fund shares.

                 COUNSEL                            THE FUND                            CUSTODIAN

             BROWN & WOOD LLP                The Board of Trustees               THE BANK OF NEW YORK
          One World Trade Center               oversees the Fund.                 90 Washington Street
      New York, New York 10048-0557                                                    12th Floor
                                                                                 New York, New York 10286
    Provides legal advice to the Fund.
                                                                         Holds the Fund's assets for safekeeping.

           INDEPENDENT AUDITORS                                               INVESTMENT ADVISER

          DELOITTE & TOUCHE LLP                                        MERRILL LYNCH ASSET MANAGEMENT, L.P.
             117 Campus Drive
     Princeton, New Jersey 08540-6400                                       ADMINISTRATIVE OFFICES
                                                                            800 Scudders Mill Road
           Audits the financial                                          Plainsboro, New Jersey 08536
    statements of the Fund on behalf of
            the shareholders.                                                  MAILING ADDRESS
                                                                                P.O. Box 9011
                                                                       Princeton, New Jersey 08543-9011

                                                                               TELEPHONE NUMBER
                                                                                1-800-MER-FUND

                                                                  Manages the Fund's day-to-day activities.

                 MERRILL LYNCH RETIREMENT RESERVES MONEY FUND

For More Information [FOR MORE INFORMATION ICON]


SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-MER-FUND.

STATEMENT OF ADDITIONAL INFORMATION

The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act file #811-3310

Code #10093-3-99

(C) Merrill Lynch Asset Management, L.P.

Prospectus

[MERRILL LYNCH LOGO]

Merrill Lynch Retirement
Reserves Money Fund
of Merrill Lynch Retirement Series Trust

[MERRILL LYNCH ARTWORK]

                                                                   March 1, 1999

                      STATEMENT OF ADDITIONAL INFORMATION


                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND
                    OF MERRILL LYNCH RETIREMENT SERIES TRUST

   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

                            ------------------------

     The investment objectives of Merrill Lynch Retirement Reserves Money Fund (the "Fund") are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities primarily consist of U.S. Government and agency securities, bank certificates of deposit, bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Fund defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Fund management expects that substantially all the assets of the Fund will be invested in securities maturing in less than one year, but at times some portion may have longer maturities not exceeding 762 days. The dollar weighted-average maturity of the Fund's portfolio will not exceed 90 days.


     The Trust is authorized to offer Class I and Class II shares of the Fund to participants in certain retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian (the "Plans"). Shares of the Fund are also offered to certain independent pension, profit-sharing, annuity and other qualified plans.


     The Fund is the only existing series of Merrill Lynch Retirement Series Trust (the "Trust"), a business trust organized under the laws of Massachusetts. The Trust is a diversified, open-end investment company which may be comprised of separate series ("Series"), each of which would be a separate portfolio offering a separate class or classes of shares to participants in the retirement plans described herein.

                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated March 1, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR

                            ------------------------


     The date of this Statement of Additional Information is March 1, 1999.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................    2
Management of the Fund......................................    7
  Trustees and Officers.....................................    7
  Compensation of Trustees..................................    8
  Management and Advisory Arrangements......................    9
  Code of Ethics............................................   11
Purchase of Shares..........................................   11
Redemption of Shares........................................   14
Determination of Net Asset Value............................   15
Yield Information...........................................   16
Portfolio Transactions......................................   17
Dividends and Taxes.........................................   18
  Dividends.................................................   18
  Federal Tax...............................................   18
  State Tax.................................................   20
General Information.........................................   20
  Description of Series and Shares..........................   21
  Independent Auditors......................................   21
  Custodian.................................................   22
  Transfer Agent............................................   22
  Legal Counsel.............................................   22
  Reports to Shareholders...................................   22
  Shareholder Inquiries.....................................   22
  Additional Information....................................   22
Financial Statements........................................   23
Appendix A..................................................   24

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Fund that may not be changed without the vote of a majority of the outstanding shares of the Fund.

     Investment in the Fund offers several potential benefits. The Fund seeks to provide as high a yield potential as is available, consistent with the preservation of capital, from the short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and reduced risk resulting from diversification of assets. There can be no assurance that the objectives of the Fund will be realized. Certain expenses are borne by investors, including management fees, administrative costs and operational costs and, in the case of Class II shares, Rule 12b-1 fees.

     In managing the Fund's portfolio, Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") will employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average maturity of the portfolio based on its assessment of the relative values of the various money market instruments and future interest rate patterns. The Manager's assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager will also seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

     The following is a description of the types of money market securities in which the Fund may invest:


     United States Government Securities: Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.



     United States Government Agency Securities: Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and instrumentalities and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government may not be obligated to provide financial support to these entities.


     Bank Money Instruments: Obligations of commercial banks, savings banks, savings and loan associations, or other depository institutions, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits. The savings banks and savings and loan associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). The Fund may invest in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

     Commercial Paper and Other Short-term Obligations: Commercial paper (including variable amount master demand notes and funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations also include mortgage-related or asset-backed debt or debt-like instruments, including pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables.

     Foreign Bank Money Instruments: The Fund may invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Fund. The Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

     Foreign Short-term Debt Instruments: The Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described below in connection with investments in Eurodollar and Yankeedollar obligations.

     The following is a description of other types of investments or investment practices in which the Fund may invest or engage:

     Repurchase Agreements: The Fund may invest in repurchase agreements involving the money market securities described above and repurchase agreements involving U.S. Government and agency securities with longer maturities. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under a week.

     Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade money market securities having a value equal to the repurchase price.


     Preservation of capital is a prime investment objective of the Fund, and, while the types of money market securities in which the Fund invests are not completely risk free, such securities generally are considered to have low principal risk. There is the risk of the failure of issuers to meet their principal and interest obligations. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In addition, with respect to repurchase agreements, purchase and sale contracts, reverse repurchase agreements and securities loans, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with such transactions.


     From time to time the Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

     Bank money instruments in which the Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.

     Obligations of foreign issuers may involve additional investment risks from the risks of obligations of U.S. issuers. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of Eurodollar and Yankeedollar obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks may be subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as U.S. issuers. Evidence of ownership of foreign obligations may be held outside of the United States, and the Fund may be subject to risks associated with the holding of such property overseas. Foreign obligations of the Fund held overseas will be held by foreign branches of the Fund's custodian or by foreign branches of other U.S. banks or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act").


     MLAM will carefully consider the above factors in making investments in non-U.S. obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally the Fund will limit its foreign investments to obligations of issuers organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

     The Fund may invest in participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described below.


     The Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Trust (or by the Manager pursuant to delegated authority). Currently, there are five NRSROs: Duff & Phelps Inc., Fitch IBCA Inc., Thomson Bankwatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's. The Fund will determine the remaining maturity of investments in which it invests in accordance with Commission regulations.


     A Commission regulation ordinarily limits investments by the Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, and are not of comparable quality to such securities, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Fund's total assets be invested in securities that do not have the highest rating or are not of comparable quality to securities with the highest rating as determined by the Trustees of the Trust (or by the Manager pursuant to delegated authority).

     The Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of securities purchased on a forward commitment basis will generally decrease. A separate account of the Fund will be established with its custodian consisting of cash or liquid high grade money market securities having a market value at all times at least equal to the amount of the forward purchase commitment.


     For purposes of its investment policies, the Fund defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. The dollar-weighted average maturity of the Fund's portfolio will not exceed 90 days. During the Fund's fiscal year ended October 31, 1998, the average maturity of its portfolio ranged from 64 days to 87 days.



     European Economic and Monetary Union ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants as of January 1, 1999. Certain securities issued in participating EU countries (beginning with government and corporate bonds) were or are in the process of being redenominated in the euro, and are listed, traded, and make dividend and other payments only in euros.



     Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversions may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws. In addition, computer, accounting, and trading systems must recognize and treat the euro as a distinct currency. If they do not do so, this may negatively affect the operations of the companies in which the Fund invests.


     Investment Restrictions. The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

      (1) purchase any securities other than (i) money market and (ii) other securities described under "Investment Objectives and Policies;"

      (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, Government agency securities, or domestic bank money instruments);


      (3) purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that in the case of bank money instruments, repurchase agreements and purchase and sale contracts with any one bank, up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation but shall instead be subject to a limitation of 15% of the value of its total assets;

      (4) enter into repurchase agreements or purchase and sale contracts if, as a result, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements or purchase and sale contracts maturing in more than seven days;

      (5) make investments for the purpose of exercising control or management;

      (6) underwrite securities issued by other persons;

      (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

      (8) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

      (9) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

     (10) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

     (11) make loans to other persons, provided that the Fund may purchase money market securities or enter into repurchase agreements or purchase and sale contracts and lend securities owned or held by it pursuant to
          (12) below;

     (12) lend its portfolio securities other than as provided in the guidelines set forth below, or in excess of 33 1/3% of its total assets, taken at market value;

     (13) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (The borrowing provisions shall not apply to reverse repurchase agreements.) Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income, but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

     (14) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (12) above) as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings referred to in investment restriction (13) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's net assets, taken at market value;

     (15) invest in securities for which no readily available market exists if more than 10% of its total assets (taken at market value) would be invested in such securities;


     (16) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements or purchase and sale contracts), or in securities of issuers (other than U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities; and


     (17) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements and borrowings permitted in (13) above would exceed 33 1/3% of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).


     Securities Lending. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets. In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. This limitation is a fundamental policy and it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940. Such cash collateral will be invested in short-term securities, the income from which will increase the Fund's yield. The Fund receives securities as collateral for the loaned securities and the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for the loaned securities, which also increases the Fund's yield. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Board of Trustees of the Fund consists of six individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     ARTHUR ZEIKEL (66) -- President and Trustee (1)(2) -- Chairman of the Manager and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) from 1997 to 1999; President of the Manager and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.



     JOE GRILLS (63) -- Trustee (2) -- P.O. Box 98, Rapidan, Virginia 22733. Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986; Member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute since 1997; Director, Duke Management Company since 1992, elected Vice Chairman in May 1998; Director, LaSalle Street Fund since 1995; Director, Hotchkis and Wiley Mutual Funds since 1996; Director, Kimco Realty Corporation since January 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998; Director, Montpelier Foundation since December 1998.



     WALTER MINTZ (70) -- Trustee (2) -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.


     ROBERT S. SALOMON, JR. (62) -- Trustee (2) -- 106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser) since 1994; Trustee, The Common Fund since 1980; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Monthly columnist with Forbes magazine since 1992; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991.

     MELVIN R. SEIDEN (68) -- Trustee (2) -- 780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     STEPHEN B. SWENSRUD (65) -- Trustee (2) -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Advisors (investment adviser) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

     TERRY K. GLENN (58) -- Executive Vice President (1)(2) -- Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     JOSEPH T. MONAGLE, JR. (50) -- Senior Vice President (1)(2) -- Senior Vice President and Department Head of the Global Fixed Income Division of MLAM and FAM since 1990; Vice President of MLAM from 1978 to 1990; Senior Vice President of Princeton Services since 1993.



     KEVIN J. MCKENNA (42) -- Senior Vice President (1)(2) -- First Vice President of the Manager since 1997; Vice President of the Manager from 1985 to 1997.



     JOHN NG (45) -- Portfolio Manager (1)(2) -- Director of the Manager since 1997; Vice President of the Manager from 1984 to 1997.



     DONALD C. BURKE (38) -- Vice President and Treasurer (1)(2) -- Senior Vice President and Treasurer of the Manager and FAM since 1999; First Vice President of the Manager from 1997 to 1999; Vice President of the Manager from 1990 to 1997; Director of Taxation of the Manager since 1990. Senior Vice President and Treasurer of Princeton Services; Vice President of PFD.



     BARBARA G. FRASER (54) -- Secretary (1)(2) -- First Vice President of the Manager since 1996; Vice President of the Manager from 1994 until 1996.

---------------
(1) Interested Person, as defined in the Investment Company Act, of the Fund.
(2) Such Trustee or officer is a director, trustee or officer of one or more investment companies for which the Manager, or its affiliate FAM, acts as investment adviser or manager.


     As of February 1, 1999, the Trustees, officers of the Trust and officers of the Fund as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Trustee and officer of the Fund, and the other officers of the Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.


COMPENSATION OF TRUSTEES


     For the fiscal year ended October 31, 1998, the Fund paid each non-interested Trustee a fee of $4,000 per year plus $1,000 per meeting attended. The Fund also compensated members of its Audit Committee (the "Committee"), which consisted of all the non-interested Trustees, a fee of $4,000 per year plus a fee of $750 per meeting of the Audit Committee, which is held on a day on which the Board of Trustees does not meet. Effective January 13, 1999, the Fund pays each non-interested Trustee a fee of $6,000 per year plus $1,000 per meeting attended. The Fund also compensates members of the Committee, which consists of all the non-interested Trustees, a fee of $6,000 per year plus a fee of $1,000 per meeting of the Audit Committee. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.


     The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended October 31, 1998 and also the aggregate compensation paid to them from all registered investment companies advised by Manager and its affiliate, FAM ("MLAM/FAM-advised funds"), for the calendar year ended December 31, 1998.



                                                                                                               AGGREGATE
                                                                       PENSION OR           ESTIMATED      COMPENSATION FROM
                                                                   RETIREMENT BENEFITS       ANNUAL         FUND AND OTHER
                                  POSITION WITH    COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON        MLAM/FAM-
NAME                                  FUND          FROM FUND         FUND EXPENSE         RETIREMENT      ADVISED FUNDS(1)
----                              -------------    ------------    -------------------    -------------    -----------------
Joe Grills......................     Trustee        $  15,000             None                None             $186,333
Walter Mintz....................     Trustee        $  15,000             None                None             $178,583
Robert S. Salomon, Jr...........     Trustee        $  15,000             None                None             $178,583
Melvin R. Seiden................     Trustee        $  15,000             None                None             $178,583
Stephen B. Swensrud.............     Trustee        $  15,000             None                None             $195,583


---------------

(1) The Directors serve on the boards of MLAM/FAM-advised funds as follows: Joe Grills (22 registered investment companies consisting of 55 portfolios), Walter Mintz (20 registered investment companies consisting of 41 portfolios), Robert S. Salomon, Jr. (20 registered investment companies consisting of 41 portfolios), Melvin R. Seiden (20 registered investment companies consisting of 41 portfolios), Stephen B. Swensrud (23 registered investment companies consisting of 56 portfolios).


     Trustees of the Fund, members of the Boards of other MLAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of the Fund at net asset value.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     Management Services. The Manager provides the Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Fund.

     Securities held by the Fund also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or FAM acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Management Fee. The Fund has entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Fund monthly compensation at the annual rate of 0.50% of the average daily net assets not exceeding $1 billion; 0.45% of the average daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the average daily net assets exceeding $2 billion but not exceeding $3 billion; 0.375% of the average daily net assets exceeding $3 billion but not exceeding $4 billion; 0.35% of the average daily net assets exceeding $4 billion but not exceeding $7 billion; 0.325% of the average daily net assets exceeding $7 billion but not exceeding $10 billion; and 0.30% of the average daily net assets exceeding $10 billion. The table below sets forth information about the total management fees paid by the Fund to the Manager for the periods indicated.

  FISCAL YEAR ENDED OCTOBER 31,     MANAGEMENT FEE
  -----------------------------     --------------
1998..............................   $43,135,917
1997..............................   $38,870,409
1996..............................   $34,280,472

     Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services, to furnish office space and facilities for management of the affairs of the Trust and the Fund and to pay all compensation of and furnish office space for officers and employees of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in its operation, and, if other Series should be added, a portion of the Trust's general administrative expenses will be allocated on the basis of asset size of the respective Series. Expenses that will be borne directly by the Series include: redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), fees for legal and auditing services, expenses of printing proxies, shareholder reports, prospectuses and statements of additional information (except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor") as described below), charges of the custodian and transfer agent, Commission fees, insurance, interest, brokerage costs, certain taxes, and other expenses attributable to a particular Series. Expenses that will be allocated on the basis of asset size of the respective Series include fees and expenses of unaffiliated Trustees, state franchise taxes, expenses related to shareholder meetings, and other expenses properly payable by the Trust. If additional Series are added to the Trust, the organizational expenses will be allocated among the Series in a manner deemed equitable by the Trustees. Depending upon the nature of a lawsuit, litigation costs may be assessed to the specific Series to which the lawsuit relates or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. As required by the Distribution Agreements (defined below), the Distributor will pay certain of the expenses of each Series incurred in connection with the offering of shares of each Series; after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to investors. The Distributor will also pay for other supplementary sales literature. Accounting services are provided for the Fund by the Manager and the Fund reimburses the Manager for its costs in connection with such services. See "Purchase of Shares -- Class II Distribution Plan."


     Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


     Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Fund.



     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Trust's Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $6.50 per shareholder account for the first one million accounts and $6.00 per shareholder account for each account thereafter and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

CODE OF ETHICS

     The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act that incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

     The Codes require that all employees of the Manager pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     The Trust currently offers two classes of shares of the Fund to participants in the Plans and certain independent pension, profit-sharing, annuity and other qualified plans. There are no minimum initial or subsequent purchase requirements. Fractional shares of the Fund will not be sold, other than through dividend reinvestments. The offering of Class II shares commenced on October 2, 1998. At that time all outstanding shares of the Fund were redesignated "Class I shares" and the new class was designated "Class II shares."

     Shares of the Fund are offered without a sales charge at a public offering price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund. If Federal Funds are available to the Fund prior to the determination of net asset value (generally 4:00 p.m. Eastern time), on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Fund or the Distributor.


     Each Class I and Class II share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class II shares bear the expenses of the ongoing Class II distribution fees. Class II shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which distribution fees are paid.


     Class I Shares. Class I shares will continue to be sold without any front-end or deferred sales charges and will bear no ongoing distribution fees. Class I shares are offered to:

     - Any Plan with an active custodial retirement account as of September 30, 1998


     - Any Plan purchasing shares in the Fund through a Merrill Lynch fee-based program; and



     - Any pension, profit-sharing, annuity or qualified plan other than a Plan.


     Class II Shares. Class II Shares, like Class I shares, are sold without any front-end or deferred sales charges; however, Class II shares are subject to an ongoing distribution fee.

     Class II shares are offered to any Plan that did not have an active custodial retirement account as of September 30, 1998 and does not otherwise qualify as an offeree of Class I shares as described above.


     Most contributions to retirement plans are made through payroll deductions. In addition to investing in the Fund, participants in such plans may invest in other mutual funds associated with the Merrill Lynch organization or various other types of securities. If participants elect to have their contributions invested in the Fund, the contributions will be invested automatically on the business day following the date they are received in the account. There will be no minimum initial or subsequent purchase requirement pursuant to these types of plans. The amount that may be contributed to a Plan in any one year is subject to certain limitations under the Internal Revenue Code of 1986, as amended (the "Code"); however, assets already in a Plan account may be invested without regard to such limitations on contributions. See "Dividends and Taxes." Cash balances of less than $1.00 will not be invested.



     Purchases of Fund shares by pension, profit-sharing and annuity plans are made by payments by the trustee or sponsor of such plan directly to Merrill Lynch.



     The Fund has entered into a separate distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Fund (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreement described above.


     Class II Distribution Plan. Distribution fees will be paid by the Fund to Merrill Lynch with respect to the Class II shares (the "Class II Distribution Plan") under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. The Class II Distribution Plan provides that such distribution fee will be accrued daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets attributable to the Class II shares. This distribution fee will be used to help defray the expenses associated with marketing activities and services related to the Class II shares, such as advertising expenditures related to the Class II shares, the costs of systems enhancements, expenditures for sales and marketing support and the costs of preparing and distributing promotional materials relating to the Class II shares. Distribution fees paid during the period October 2, 1998 (commencement of operations) to October 31, 1998, pursuant to the Class II Distribution Plan aggregated $2,493.

     Payments under the Class II Distribution Plan are based on a percentage of average daily net assets attributable to the Class II shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Class II Distribution Plan may be more or less than distribution-related expenses. Information with respect to the Class II distribution-related revenues and expenses will be presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Class II Distribution Plan. This information will be presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the distribution fees and expenses consist of branch office and regional operation center selling and transaction processing expenses, all expenses associated with advertising, sales promotion and marketing of Class II shares, corporate overhead and interest expense. On the direct revenue/cash basis, revenues consist of distribution fees paid to Merrill Lynch.

     The Class II Distribution Plan provides that Merrill Lynch shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution fees paid to Merrill Lynch. In their consideration of the Class II Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Class II Distribution Plan to the Fund and to the Class II shareholders. The Class II Distribution Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust, as defined in the Investment Company Act (the "Independent Trustees"), shall be committed to the discretion of the Independent Trustees then in office. In approving the Class II Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is reasonable likelihood that such Plan will benefit the Fund and its Class II shareholders. The Class II Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding Class II voting securities of the Fund. The Class II Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without the approval of the Class II shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent

Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Trust preserve copies of the Class II Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

     The Trust will have no obligation with respect to distribution-related expenses incurred by the Distributor and Merrill Lynch in connection with Class II shares, and there is no assurance that the Trustees of the Trust will approve the continuance of the Class II Distribution Plan from year to year. However, Merrill Lynch intends to seek annual continuation of the Class II Distribution Plan. In their review of the Class II Distribution Plan, the Trustees will be asked to take into consideration expenses incurred in connection with the distribution of each class of shares separately. The distribution fee received with respect to Class II shares will not be used to subsidize the sale of Class I shares.


     Limitations on the Payment of Deferred Sales Charges. The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee borne by the Class II shares. As applicable to the Class II shares, the maximum sales charge rule limits the aggregate of distribution fee payments payable by the Fund to (1) 7.25% of eligible gross sales of Class II shares (defined to exclude shares issued pursuant to dividend reinvestments), plus (2) interest on the unpaid balance for Class II, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee).



     Plans. There are ten types of Plans: the traditional individual retirement account ("IRA"), the Roth individual retirement account ("Roth IRA"), the individual retirement rollover account ("IRRA(R)"), a simplified employee pension plan ("SEP"), a simple retirement account ("SRA") a Basic(SM) (Keogh
Plus) profit sharing plan, a Basic(SM) (Keogh Plus) money purchase pension plan (together with the profit sharing plan, the "Basic(SM) Plans"), a 403(b)(7) Retirement Selector Account ("RSA"), an education individual retirement account ("Education IRA") and the self-directed account of the Merrill Lynch Blueprint(SM) program ("Blueprint"). Although the amount that may be contributed to a Plan account in any one year is subject to certain limitations, assets already in a Plan account may be invested in the Fund without regard to such limitations.


     Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Trust, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

     Plan Investments. Investment in shares of the Fund by participants in the Plans are made as follows:

     Participants in the Plans (except for Education IRAs) have two options concerning cash balances that may arise in their Plan accounts. First, participants may elect to have such balances automatically invested in shares of the Fund or, in some cases, another money market mutual fund advised by the Manager on a daily basis. Second, participants in the Plan (except for RSA accounts) may elect to have such balances deposited in an FDIC-insured money market account with a commercial bank designated by Merrill Lynch.

     Cash balances of participants who elect to have such funds automatically invested in the Fund will be invested as follows: Cash balances arising from the sale of securities held in the Plan account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Trust and will be invested in shares of the Fund on the business day following the day that proceeds with respect thereto are received in the Plan account. Proceeds giving rise to cash balances from the sale of securities held in the Plan account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Trust and will be invested in shares of the Fund on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the Plan account or from a contribution to the Plan are invested in shares of the Fund on the business day following the date the payment is received in the Plan account. Cash balances of less than $1.00 will not be invested and no return will be earned.

     A participant in these Plans (except retirement plans in association with Blueprint) may enter a purchase order through his or her Merrill Lynch Financial Consultant. Orders to invest either cash balances held in a Plan account or funds deposited in the commercial bank referred to above will become effective on the business day following the date on which the order is received.


     All purchases and redemptions of Fund shares and dividend reinvestments are confirmed to participants in Plans (rounded to the nearest share) in the statement that is sent monthly or quarterly to all participants in these Plans. The Fund and the Distributor have received an exemptive order from the Commission that permits the Fund to omit sending out more frequent confirmations with respect to certain transactions. These transactions are purchases resulting from automatic investments in shares of the Fund and redemptions which are effected automatically to purchase other securities which the participant has selected for investment in his account.



     Participants in Plans in association with Blueprint receive quarterly statements reflecting all purchases, redemptions and dividend reinvestments of Fund shares. In addition, these participants receive an individual confirmation with respect to each redemption of Fund shares and each purchase of such shares other than purchases that are made automatically through payroll deductions. Shareholders who are not participants in the Plans receive quarterly statements reflecting all purchases, redemptions and dividend reinvestments of Fund shares.



     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's shares will not be physically issued. Shares are maintained by the Fund on the register maintained by the Transfer Agent, and the holders thereof will have the same rights of ownership with respect to such shares as if certificates had been issued.



     Investors should read materials concerning the Plans, including copies of the Plans and the forms necessary to establish a Plan, which are available from Merrill Lynch. Investors should read such materials carefully before establishing a Plan and should consult with their attorney or tax adviser to determine if any of the Plans are suited to their needs and circumstances. The laws applicable to the Plans, including the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and the Code are complex and include a variety of transitional rules, which may be applicable to some investors. These laws should be reviewed by investors' attorneys to determine their applicability. Investors are further advised that the tax treatment of the Plans under applicable state law may vary.


                              REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell, and Transfer Shares" in the Prospectus.

     Distributions from certain Plans to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to penalty taxes and income taxes on all or a portion of the distribution. There are, however, no adverse tax consequences resulting from redemptions of shares of the Fund where the redemption proceeds remain in the Plan account and are otherwise invested. Shareholders other than participants in the Plans should consult their tax advisers concerning tax consequences resulting from redemption of shares of the Fund.

     The Fund is required to redeem for cash all of its full and fractional shares. The redemption price is the net asset value per share next determined after receipt by Merrill Lynch of proper notice of redemption as described below. If such notice is received by Merrill Lynch prior to the determination of net asset value on that day, the redemption will be effective on such day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day after receipt of the notice. Shareholders liquidating their holdings in the Fund will receive upon redemption all dividends declared and reinvested until the time of redemption.

     Regular Redemption. Any shareholder may redeem shares of the Fund by submitting a written notice of redemption to Merrill Lynch. Participants in Plans should contact their Merrill Lynch Financial Consultant to effect such redemptions. Participants in plans in association with Blueprint should contact Merrill Lynch at the toll-free number furnished to them to effect such redemptions. Redemption requests should not be sent to the Fund or to its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. The notice must bear the signature of the person in whose name the Plan is maintained, signed exactly as his or her name appears on the Plan adoption agreement.



     Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder's request, the Transfer Agent will provide the shareholder with checks drawn on the custody account. These checks can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Fund as authority to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks will be returned to the shareholder by the Transfer Agent upon request.



     Shareholders will be subject to the Transfer Agent's rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days' notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption "Check Redemption Privilege" in the application to purchase shares. The Transfer Agent will then send checks to the shareholders.



     Automatic Redemption. The Trust has instituted an automatic redemption procedure for participants in the Plans who have elected to have cash balances in their accounts automatically invested in shares of the Fund. In the case of such participants, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to purchase other securities which the participant has selected for investment in his or her Plan account.



     The right to receive payment with respect to any redemption of Fund shares may be suspended by the Trust for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (a) during which the New York Stock Exchange ("NYSE") is closed, other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.


                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the Fund is determined by the Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 p.m., Eastern time) or, on days when the NYSE is closed but New York banks are open, at 4:00 p.m., Eastern time. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (twenty-five months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant "penny-rounded" net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital the number of shares which represents the difference between the amortized cost valuation and market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Fund.



     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in his or her account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in his or her account.


                               YIELD INFORMATION

     The Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

     The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments. The yield on the Fund's Class I and Class II shares for the period indicated is shown below.

                                                 SEVEN-DAY PERIOD ENDED
                                                    OCTOBER 31, 1998
                                                 -----------------------
                                                 CLASS I        CLASS II
                                                 -------        --------
Excluding gains and losses.....................   4.76%           4.67%

     On occasion, the Fund may compare its yield to (1) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                             PORTFOLIO TRANSACTIONS


     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees and officers of the Trust, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.


     The money market securities in which the Fund invests are traded primarily in the over-the-counter ("OTC") market. Bonds and debentures are usually traded OTC but may be traded on an exchange. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch, may not serve as the Fund's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis.

     The Commission has issued an exemptive order permitting the Fund to conduct principal transactions with GSI in U.S. Government securities and U.S. Government agency securities. This order contains a number of conditions, including conditions designed to ensure that the price to the Fund from GSI is equal to or better than that available from other sources. GSI has informed the Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, Merrill Lynch Money Markets, Inc., to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.

     The number and dollar volume of transactions engaged in by the Fund pursuant to the exemptive order are set forth in the following table:

   FISCAL YEAR ENDED OCTOBER 31,      NUMBER    DOLLAR VOLUME
   -----------------------------      ------    -------------
1998................................    41      $2,067,870,566
1997................................    50      $2,128,655,272
1996................................    48      $2,409,489,277

     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the permissive order described above could be offset against the management fee payable by the Fund to the Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.


                              DIVIDENDS AND TAXES



DIVIDENDS





     Dividends are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly or quarterly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains constant at $1.00 per share.



     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Fund applicable to that dividend period.


FEDERAL TAX

     RICs. The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Code. The Fund intends to continue to qualify for the special tax treatment afforded RICs under the Code. If it so qualifies, the Fund will not be subject to Federal income tax with respect to the net ordinary income and net realized capital gains which it distributes to Class I and II shareholders. The Fund intends to distribute substantially all of such income.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are ordinarily taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are ordinarily taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will ordinarily constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gain are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amount of any capital gain dividends, as well as any amounts of capital gain dividends in the different categories of capital gain referred to above. Dividends are ordinarily taxable to shareholders even though they are reinvested in additional shares of the Fund.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     Retirement Accounts. Investment in the Fund is limited to participants in retirement accounts for which Merrill Lynch acts as custodian and certain independent qualified plans. Accordingly, the general description of the tax treatment of RICs and their shareholders as set forth above is qualified for accountholders with respect to the special tax treatment afforded retirement accounts under the Code. Under the Code, neither ordinary income dividends nor capital gain dividends represent current income to shareholders holding shares through a retirement account.



     Generally, distributions from a retirement account (other than a Roth IRA) will be taxable as ordinary income at the rate applicable to the participant at the time of the distribution. For retirement accounts other than Roth IRAs, such distributions would include (i) any pre-tax contributions to the retirement account (including pre-tax contributions that have been rolled over from another IRA or qualified retirement plan), and (ii) dividends (whether or not such dividends are classified as ordinary income or capital gain dividends). In addition to ordinary income tax, participants may be subject to the imposition of a 10% (or, in the case of certain SRA-IRA distributions, 25%) excise tax on any amount withdrawn from a retirement account prior to the participant's attainment of age 59 1/2, unless one of the exceptions discussed below applies.



     The exceptions to the 10% (or 25%) penalty include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary;
5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to a $10,000 lifetime limit).


     For Roth IRA participants, distributions, including accumulated earnings on contributions, will not be includible in income if such distribution is made more than five years after the first tax year of contribution and the account holder is either age 59 1/2 or older, has become disabled, is purchasing a first new home (subject to the $10,000 lifetime limit) or has died. As with other retirement accounts, a 10% excise tax applies to amounts withdrawn from the Roth IRA prior to reaching age 59 1/2 unless one of the exceptions applies. Such a withdrawal would also be included in income to the extent of earnings on contributions, with distributions treated as made first from contributions and then from earnings.

     Under certain limited circumstances (for example, if an individual for whose benefit a retirement account is established engages in any transaction prohibited under Section 4975 of the Code with respect to such account), the retirement account could cease to qualify for the special treatment afforded certain retirement accounts under the Code as of the first day of such taxable year that such transaction causing disqualification occurred. If a retirement account through which a shareholder holds Fund shares becomes ineligible for special tax treatment, the shareholder will be treated as having received a distribution on such first day of the taxable year from the retirement account in an amount equal to the fair market value of all assets in the account. Thus, a shareholder (except for shareholders in Roth IRAs) would be taxed currently on the amount of any pre-tax contributions and previously untaxed dividends held within the account. A Roth IRA shareholder would be taxed currently on the distribution to the extent of accumulated earnings on contributions. All shareholders would be taxed on the ordinary income and capital gain dividends paid by the Fund subsequent to the disqualification event, whether such dividends were received in cash or reinvested in additional shares. These ordinary income and capital gain dividends also might be subject to state and local taxes. In the event of retirement account disqualification, shareholders also could be subject to the 10% (or 25%) excise tax described above. Additionally, retirement account disqualification may subject a nonresident alien shareholder to a 30% United States withholding tax on ordinary income dividends paid by a Fund unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.


     In certain circumstances, account holders also may be able to make nondeductible contributions to their retirement accounts. As described above, ordinary income dividends and capital gain dividends received with respect to such contributions will not be taxed currently. Unlike the Roth IRA, described above, earnings with respect to these amounts will be taxed when distributed.


     Interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively. The tax rules applicable to retirement plans are complex and may vary depending on the type of plan in which you are invested. This discussion does not purport to address all issues applicable to an investment in a retirement plan, nor does it cover the specific treatment of all of the different types of plans in which one could invest. You should consult with your tax adviser about the tax implications of investing in different types of retirement plans and the tax implications of making withdrawals from the account.


STATE TAX

     Ordinary income and capital gain dividends on RIC shares held in a disqualified retirement account or outside of a retirement account may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax. Generally, however, states exempt from state income taxation dividends on shares held within a qualified retirement account, and commence taxation on amounts when actually distributed. Such amounts are generally treated as ordinary income. Shareholders should consult their tax advisers regarding the state tax treatment of amounts distributed from a Roth IRA.

                              GENERAL INFORMATION

DESCRIPTION OF SERIES AND SHARES


     The Trust was organized on July 15, 1986 under the laws of the Commonwealth of Massachusetts as a business trust. The Trust is the successor to a Massachusetts business trust of the same name organized on October 28, 1981. It is a no-load, diversified, open-end investment company. The Declaration of Trust provides that the Trust shall comprise separate Series each of which will consist of a separate portfolio that will issue separate shares. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of different classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. Shareholder approval is not necessary for the authorization of additional Series or classes of a Series of the Trust. At the date of this Statement of Additional Information, the Fund is the only existing Series of the Trust, and shares of the Fund are divided into Class I and Class II shares. Class I and Class II shares represent an interest in the same assets of the Fund and are identical in all respects, except that Class II shares bear certain expenses related to the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. See "Purchase of Shares." The Board of Trustees of the Trust may classify and reclassify shares of any Series into additional classes at a future date.


     All shares have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series and, as noted above, Class II shares will have exclusive voting rights with respect to matters relating to the distribution expenses borne solely by such class. Each issued and outstanding share is entitled to one vote for each full share held and fractional votes on fractional shares in the election of Trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, and to participate equally in dividends and distributions with respect to that Series and upon liquidation or dissolution of the Series in the net assets of such Series remaining after satisfaction of outstanding liabilities.

     The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and non-assessable, have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Shareholders of the Trust are entitled to redeem their shares as set forth under "How to Buy, Sell and Transfer Shares" in the Prospectus and "Purchase of Shares" and "Redemption of Shares" herein. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees of the Trust if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.


     The Declaration does not require that the Trust hold an annual meeting of shareholders. However, the Trust will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Fund or the Trust. The Trust also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Declaration provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the Trust or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.


INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT


     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell and Transfer Shares" in the Prospectus.


LEGAL COUNSEL

     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on October 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:



       Financial Data Services, Inc.


        P.O. Box 45290


        Jacksonville, Florida 32232-5290



     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch Financial Consultant or Financial Data Services, Inc. at 800-221-7210.


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information with respect to the shares of the Fund do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.


     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares as of February 1, 1999.


     The Declaration of Trust establishing the Trust, dated July 15, 1986, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of

Massachusetts, provides that the name "Merrill Lynch Retirement Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the "Trust Property" (as defined in the Declaration) only shall be liable.

                              FINANCIAL STATEMENTS

     The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                                   APPENDIX A

   DESCRIPTION OF COMMERCIAL PAPER, BANK MONEY INSTRUMENTS AND CORPORATE BOND
                                    RATINGS

COMMERCIAL PAPER AND BANK MONEY INSTRUMENTS

     Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's ("S&P"). Issues within this category are further refined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is satisfactory, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

     Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

     Fitch IBCA, Inc. ("Fitch") employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Inc. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

CORPORATE BONDS

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

Code #10093-3-99

                           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.


EXHIBIT
NUMBER
-------
 1(a)   --   Declaration of Trust of Registrant, dated July 15, 1986.(a)
  (b)   --   Instrument establishing Merrill Lynch Retirement Reserves
             Money Fund (the "Fund") as a series of the Registrant.(a)
  (c)   --   Amendment to Declaration of Trust of Registrant and
             Establishment and Designation of Class I and Class II shares of the Fund(e).
 2      --   By-Laws of the Registrant.(a)
 3      --   None.
 4      --   Management Agreement between the Registrant and Merrill
             Lynch Asset Management, L.P.(b)
 5(a)   --   Distribution Agreement between the Registrant and Merrill
             Lynch Funds Distributor, Inc. (now known as Princeton Funds
             Distributor, Inc.)(the "Distributor").(a)
  (b)   --   Class II Distribution Agreement between Registrant and
             Distributor(e).
 6      --   None.
 7      --   Custody Agreement between the Registrant and The Bank of New
             York.(a)
 8      --   Transfer Agency, Shareholder Servicing Agency and Proxy
             Agency Agreement between the Registrant and Merrill Lynch
             Financial Data Services, Inc. (now known as Financial Data
             Services, Inc.)(a)
 9      --   Opinion of Brown & Wood LLP, counsel to the Registrant.(d)
10      --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11      --   None.
12      --   Certificate of Merrill Lynch Asset Management, L.P.(a)
13      --   Class II Distribution Plan pursuant to Rule 12b-1 between
             Registrant and Merrill Lynch, Pierce, Fenner & Smith
             Incorporated(e).
14(a)   --   Financial Data Schedule for Class I shares(e).
  (b)   --   Financial Data Schedule for Class II shares(e).
15      --   Plan pursuant to Rule 18f-3(c).



---------------

(a)  Filed on February 26, 1996 as an exhibit to Post-Effective
     Amendment No. 16 to Registrant's Registration Statement on
     Form N-1A under the Securities Act of 1933 as amended (File
     No. 2-74584)(the "Registration Statement").
(b)  Filed on February 21, 1997 as an exhibit to Post-Effective
     Amendment No. 17 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.
(c)  Filed on December 30, 1997 as an exhibit to Post-Effective
     Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.
(d)  Previously filed as an exhibit to the Registration
     Statement.
(e)  Filed on December 31, 1998 as an exhibit to Post-Effective
     Amendment No. 19 to the Registrant's Registration Statement under the Securities Act of 1933 on Form N-1A.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant is not controlled by or under common control with any other person.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

          "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.


     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc.,

MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Burke is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano and Monagle are officers of one or more of such companies.



                                     POSITION(S) WITH THE       OTHER SUBSTANTIAL BUSINESS,
              NAME                         MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
              ----                 ------------------------  ----------------------------------
ML & Co..........................  Limited Partner           Financial Services Holding
                                                             Company; Limited Partner of FAM
Princeton Services...............  General Partner           General Partner of FAM
Jeffrey M. Peek..................  President                 President of FAM; President and
                                                             Director of Princeton Services;
                                                             Executive Vice President of ML &
                                                             Co.; Managing Director and Co-Head
                                                             of the Investment Banking Division
                                                             of Merrill Lynch in 1997; Senior
                                                             Vice President and Director of the
                                                             Global Securities and Economics
                                                             Division of Merrill Lynch from
                                                             1995 to 1997
Terry K. Glenn...................  Executive Vice President  Executive Vice President of FAM;
                                                             Executive Vice President and
                                                             Director of Princeton Services;
                                                             President and Director of PFD;
                                                             Director of FDS; President of
                                                             Princeton Administrators
Donald C. Burke..................  Senior Vice President,    Senior Vice President and
                                   Treasurer and Director    Treasurer of FAM; Senior Vice
                                   of Taxation               President and Treasurer of
                                                             Princeton Services; Vice President
                                                             of PFD; First Vice President of
                                                             MLAM from 1997 to 1999; Vice
                                                             President of MLAM from 1990 to
                                                             1997
Michael G. Clark.................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services; Director and Treasurer
                                                             of PFD; First Vice President of
                                                             MLAM from 1997 to 1999; Vice
                                                             President of MLAM from 1996 to
                                                             1997

                                     POSITION(S) WITH THE       OTHER SUBSTANTIAL BUSINESS,
              NAME                         MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
              ----                 ------------------------  ----------------------------------
Mark A. Desario..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Linda L. Federici................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Vincent R. Giordano..............  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Michael J. Hennewinkel...........  Senior Vice President,    Senior Vice President, Secretary
                                   Secretary and General     and General Counsel of FAM; Senior
                                   Counsel                   Vice President of Princeton
                                                             Services
Philip L. Kirstein...............  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President, Director
                                                             and Secretary of Princeton
                                                             Services
Ronald M. Kloss..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Debra W. Landsman-Yaros..........  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services; Vice President of PFD
Stephen M. M. Miller.............  Senior Vice President     Executive Vice President of
                                                             Princeton Administrators; Senior
                                                             Vice President of Princeton
                                                             Services
Joseph T. Monagle, Jr. ..........  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Brian A. Murdock ................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Gregory D. Upah..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Ronald L. Welburn................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services


ITEM 27.  PRINCIPAL UNDERWRITERS.

     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                                       POSITION(S) AND OFFICE(S)      POSITION(S) AND OFFICE(S)
                NAME                            WITH PFD                   WITH REGISTRANT
                ----                  ----------------------------  -----------------------------
Terry K. Glenn......................  President and Director        Executive Vice President
Michael G. Clark....................  Director and Treasurer        None
Thomas J. Verage....................  Director                      None
Robert W. Crook.....................  Senior Vice President         None
Michael J. Brady....................  Vice President                None
William M. Breen....................  Vice President                None
James T. Fatseas....................  Vice President                None
Debra W. Landsman-Yaros.............  Vice President                None
Michelle T. Lau.....................  Vice President                None
Salvatore Venezia...................  Vice President                None
William Wasel.......................  Vice President                None
Donald C. Burke.....................  Vice President                Vice President and Treasurer
Robert Harris.......................  Secretary                     None


     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund -- Merrill Lynch Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 19th day of February, 1999.



                                                 MERRILL LYNCH RETIREMENT


                                                  RESERVES MONEY FUND OF

                                          MERRILL LYNCH RETIREMENT SERIES TRUST
                                                       (Registrant)


                                          By:       /s/ ARTHUR ZEIKEL

                                            ------------------------------------

                                                 (Arthur Zeikel, President)


     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.


                       SIGNATURE                                      TITLE                     DATE
                       ---------                                      -----                     ----

                     ARTHUR ZEIKEL*                       President and Trustee
--------------------------------------------------------  (Principal Executive Officer)
                    (Arthur Zeikel)

                    DONALD C. BURKE*                      Vice President and Treasurer
--------------------------------------------------------  (Principal Financial and
                   (Donald C. Burke)                      Accounting Officer)

                      JOE GRILLS*                         Trustee
--------------------------------------------------------
                      (Joe Grills)

                     WALTER MINTZ*                        Trustee
--------------------------------------------------------
                     (Walter Mintz)

                ROBERT S. SALOMON, JR.*                   Trustee
--------------------------------------------------------
                (Robert S. Salomon, Jr.)

                   MELVIN R. SEIDEN*                      Trustee
--------------------------------------------------------
                   (Melvin R. Seiden)

                  STEPHEN B. SWENSRUD*                    Trustee
--------------------------------------------------------
                 (Stephen B. Swensrud)

                 *By: /s/ ARTHUR ZEIKEL                                                   February 19, 1999
  ---------------------------------------------------
           (Arthur Zeikel, Attorney-in-Fact)

                               POWER OF ATTORNEY

                  MERRILL LYNCH RETIREMENT RESERVES MONEY FUND
                    OF MERRILL LYNCH RETIREMENT SERIES TRUST (THE "TRUST")

     Each person whose signature appears below hereby authorizes Arthur Zeikel, Terry K. Glenn and Donald C. Burke, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) of the Trust and to file the same with all exhibits thereto, with the Securities and Exchange Commission.


                   SIGNATURE                                 TITLE                     DATE
                   ---------                                 -----                     ----

               /s/ ARTHUR ZEIKEL                 President and Trustee
-----------------------------------------------  (Principal Executive Officer)
                (Arthur Zeikel)

              /s/ DONALD C. BURKE                Vice President and Treasurer
-----------------------------------------------  (Principal Financial and
               (Donald C. Burke)                 Accounting Officer)

                /s/ JOE GRILLS                   Trustee
-----------------------------------------------
                 (Joe Grills)

               /s/ WALTER MINTZ                  Trustee
-----------------------------------------------
                (Walter Mintz)

             /s/ MELVIN R. SEIDEN                Trustee
-----------------------------------------------
              (Melvin R. Seiden)

            /s/ STEPHEN B. SWENSRUD              Trustee                         January 13, 1999
-----------------------------------------------
             (Stephen B. Swensrud)

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                             DESCRIPTION
-------                            -----------

   10 Consent of Deloitte & Touche LLP, independent auditors for the Registrant.